RELATED PARTY TRANSACTIONS - Summary of net amounts charged by related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 16,953	$ 24,881
Frontline Management
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	1,069	1,163
SFL
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	13,482	18,375
Seatankers
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	1,365	4,793
CCL
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	0	395
Front Ocean Management AS
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 1,037	$ 155